Label	Element	Value
Class R3 | Corporate Debt [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	83.70%
Class R3 | Investment of Cash Collateral from Securities Loaned [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.90%
Class R3 | Repurchase Agreement [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.90%
Class R3 | Bank Loans [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.50%
Class R3 | Preferred Stock [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.00%